Equity - Schedule of Stock Warrant Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Warrant Activity [Line Items]
Number of Warrants, Outstanding beginning balance	4,787	9,150	2,152
Weighted Average Exercise Price, Outstanding beginning balance	$ 481.17
Number of Warrants, Repricing adjustment	88,822
Weighted Average Exercise Price, Repricing adjustment	$ 6.6
Number of Warrants, Granted	653,186		8,476
Weighted Average Exercise Price, Granted	$ 10.2
Number of Warrants, Exercised	(86,678)	(4,363)	(314)
Weighted Average Exercise Price, Exercised	$ (6.6)	$ 368.19	$ 1,015.4
Number of Warrants, Outstanding ending balance	660,117	4,787	9,150
Weighted Average Exercise Price, Outstanding ending balance	$ 12.77
Number of Warrants, Exercisable	660,117
Weighted Average Exercise Price, Exercisable	$ 12.77